CERTAMX

AMERICAN STOCK EXCHANGE
Equities Options ETFs

03026900

1-6138

American Stock Exchange
86 Trinity Place
New York, NY 10006

July 11, 2003

RECD S.E.C.
JUL 11 2003
1086

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on July 9, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Northgate Exploration Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12B for the registration of the following securities:

Common Stock, no par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
JUL 11 2003
THOMSON FINANCIAL

cc: Herbert Scholl